Unaudited Interim Condensed Consolidated Statements of Comprehensive of Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 9,917	$ 74
Business taxes and surcharges	(8)
Net revenue	9,909	74
Operating costs	(9,830)	(19)
Gross profit	79	55
Operating expenses
Selling expense
G&A expense	(2,670)	(259)
Finance expense
Total operating expenses	(2,670)	(259)
Operating (profit)loss	(2,591)	(204)
Non-operating income	48
Loss on acquisition	(5,679)
Total other expenses	(5,631)
Total loss before tax	(8,222)	(204)
Income tax expense	(1)
Net loss from continuing operation	(8,223)	(204)
Net loss from discontinued operation	(545)
Net loss	(8,768)	(204)
Preferred dividends
Net loss attributable to ordinary shareholders	(8,768)	(204)
Foreign currency translation adjustment-net of tax	7
Comprehensive of loss	$ (8,761)	$ (204)